DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 14:-	DERIVATIVE INSTRUMENTS

The fair values of outstanding derivative instruments were as follows:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2011	2010

Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange forward contracts	Other accounts receivable and prepaid expenses	$144	$-
Foreign exchange option contracts	Other accounts receivable and prepaid expenses	(5)	-
Derivatives designated and qualified as fair value hedging instruments:
Foreign exchange forward contracts	Other accounts receivable and prepaid expenses	639	-
Total derivatives designated as hedging instruments		$778	$-

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Other accounts receivable and prepaid expenses	$322	$73
Foreign exchange option contracts	Other accounts receivable and prepaid expenses	-	89

Total derivatives not designated as hedging instruments		$322	$162

The effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income ("OCI") is summarized below:

	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2011	2010	2009

Foreign exchange forward contracts	$77	$-	$-
Foreign exchange option contracts	25	-	-

Total	$102	$-	$-

	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
	2011	2010	2009

Revenues	$77	$-	$-
Operating expenses	25	-	-

Total	$102	$-	$-

	Gain (loss) recognized in income on derivatives

		December 31,
	Location	2011	2010	2009

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Financial income, net	$93	$222	$(51)
Foreign exchange option contracts	Financial income, net	(28)	74	(25)

Total		$65	$296	$(76)